Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet

Balance sheets

	March 31,
	2015	2016
Assets

Current assets:
Cash and cash equivalents	$1,369	$294
Prepaid expenses and other current assets	76	76
Amounts due from subsidiaries	35,633	33,462
Total current assets	37,078	33,832
Investments in subsidiaries	48,360	44,861
Property, plant and equipment-net	56	17
Total assets	$85,494	$78,710

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,315	$1,226
Other accrued liabilities	116	114
Dividend payable	—	562
Total current liabilities	1,431	1,902
Total shareholders’ equity	84,063	76,808
Total liabilities and shareholders’ equity	$85,494	78,710

Condensed Income Statement

Statements of comprehensive loss

	Year ended March 31,
	2014	2015	2016
Equity in loss of subsidiaries	$(5,213)	$(1,120)	$(3,426)
Operating expenses	2,277	1,688	1,508
Loss before income taxes	(7,490)	(2,808)	(4,934)
Income taxes	—	—	—
Net loss	(7,490)	(2,808)	(4,934)
Share of other comprehensive income/(loss) of subsidiaries	57	33	(73)
Total comprehensive loss	$(7,433)	$(2,775)	$(5,007)

Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2014	2015	2016
Cash flows from operating activities
Net loss	$(7,490)	$(2,808)	$(4,934)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss of subsidiaries	5,213	1,120	3,426
Depreciation	87	87	39
Stock-based compensation expenses	—	199	—
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5	—	—
Amounts due from subsidiaries	7,533	3,956	2,171
Accrued payroll and employee benefits	561	—	(89)
Other accrued liabilities	(30)	47	(2)
Net cash provided by operating activities	5,879	2,601	611

Cash flows from investing activities
Purchase of property, plant and equipment	—	—	—
Net cash used in investing activities	—	—	—

Cash flows from financing activities
Dividends paid	(3,615)	(2,971)	(1,686)
Exercise of stock options	493	—	—
Repurchase of common stock	(1,411)	—	—
Net cash used in financing activities	(4,533)	(2,971)	(1,686)

Net (decrease) increase in cash and cash equivalents	1,346	(370)	(1,075)
Cash and cash equivalents, beginning of year	393	1,739	1,369
Cash and cash equivalents, end of year	$1,739	$1,369	$294